UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

           (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period: 5/31/13

Item 1.  Reports to Stockholders.

North Star Opportunity Fund

Class I Shares (Symbol: NSOIX)

Class A Shares (Symbol: NSOPX)

North Star Micro Cap Fund

Class I Shares (Symbol: NSDVX)

North Star Dividend Fund

Class I Shares (Symbol: NSMVX)

Semi-Annual Report

May 31, 2013

www.nsinvestfunds.com

Investor Information: 1-312-580-0900

Distributed by Northern Lights Distributors, LLC

Member FINRA

June 27, 2013

Dear Shareholders,

The investment objective of the North Star Opportunity Fund is long-term capital appreciation by investing in the common stocks and fixed income securities of publicly traded securities. The Fund's investment strategy consists, to a significant degree, of seeking companies with a high free cash flow and attractive enterprise value relative to Free Cash Flow; event driven special opportunities and short term trading opportunities. Depending on market conditions, the Fund's range of investments may include smaller, underfollowed companies to the largest multinational organizations. We believe the result is a diversified Micro to Macro portfolio of stocks and fixed income securities structured to offer a relatively high yield with relatively low volatility.

Domestic equities rewarded investors with handsome returns during the first half of fiscal 2013 as the market continued to “climb the wall of worry”.  Most notably, sequestration did not create the selling panic that some had feared.

As of 05/31/2013, 47.4 % of the portfolio is invested in large cap stocks, 14.0% in mid cap stocks, and 21.6% is invested in small and micro-cap stocks. We have a 9.2% position in a portfolio of corporate bonds with the remaining balance in short term investments. We were over weighted in consumer discretionary stocks and telecom stocks.  The former outperformed producing a +29.9% return, while the later underperformed with a +8.7% return.  Our Energy, Materials and Financial stocks performed below expectations during the period. For the six months ended May 31, 2013, Class I shares total return was 14.67%.   Class I shares paid out $0.3408 a share in income and capital gains distributions.  The share price advanced from $11.11 a share to $12.36 a share.

Our outlook is for the market to grind higher, driven by single digit corporate profit growth and with slowly rising interest rates. We are particularly encouraged by the recent uptick in consumer sentiment as well as the continued improvement in the housing and auto industry data.  We still believe that domestic equities represent the best relative value compared to bonds, cash, or international equities. We have faith that the stock prices can continue to rise even during a period of rising interest rates as long as corporate profits grow.

We are pleased to announce that we recently launched two additional funds – the North Star Micro Cap Fund and the North Star Dividend Fund.  If you would like information about any of our funds, please visit our website, www.nsinvestfunds.com.  You will also find our weekly commentary on the website, which includes information about some of the stocks that we may own in our funds.

Thank you again for your investment in the North Star Opportunity Fund.

Please remember that past performance may not be indicative and is no guarantee of future results. The fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  For current performance information, please visit www.nsinvestfunds.com or call 1-312-580-0900. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower.

1489-NLD-7/2/2013

THE CIVIC OPERA BUILDING • 20 NORTH WACKER DRIVE • SUITE 1416 • CHICAGO, ILLINOIS 60606

312.580.0900 PHONE • 312.580.0901 FAX

North Star Opportunity Fund

PORTFOLIO REVIEW (Unaudited)

May 31, 2013

The Fund’s performance figures for the period ending May 31, 2013, compared to its benchmark:

* Inception date is December 15, 2011.

** Inception date is December 31, 2006.

(a) The North Star Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the Fund, and had substantially similar investment objectives and strategies to those of the Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).  If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.  The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  For performance information current to the most recent month-end, please call 1-312-580-0900.

     The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets
Telecommunications	17.8%
Commercial Services	7.2%
Banks	7.2%
Pharmaceuticals	6.9%
Oil & Gas	6.1%
Food	6.0%
Household Products/Wares	4.3%
Diversified Financial Services	4.3%
Media	4.0%
Retail	3.9%
Other Sectors	27.1%
Short-Term Investments	3.7%
Cash & Cash Equivalents	1.5%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

North Star Micro Cap Fund

PORTFOLIO REVIEW (Unaudited)

May 31, 2013

The Fund’s performance figures for the period ending May 31, 2013, compared to its benchmark:

* Inception date is December 31, 1997.

 (a) The North Star Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the North Star Micro Cap Fund in connection with the North Star Micro Cap Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the North Star Micro Cap Fund, and had substantially similar investment objectives and strategies to those of the North Star Micro Cap Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the North Star Micro Cap Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains.  The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.   Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  For performance information current to the most recent month-end, please call 1-312-580-0900.

     The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets
Cash & Cash Equivalents	100.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

North Star Dividend Fund

PORTFOLIO REVIEW (Unaudited)

May 31, 2013

The Fund’s performance figures for the period ending May 31, 2013, compared to its benchmark:

* Inception date is February 1, 2010.

 (a) The North Star Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the North Star Dividend Fund in connection with the North Star Dividend Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the North Star Dividend Fund, and had substantially similar investment objectives and strategies to those of the North Star Dividend Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the North Star Dividend Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains.  The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  For performance information current to the most recent month-end, please call 1-312-580-0900.

     The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets
Cash & Cash Equivalents	100.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2013
Shares		Value

	COMMON STOCK - 83.7%
	APPAREL - 2.2%
24,000	Deckers Outdoor Corp. *	$ 1,288,320

	AUTO MANUFACTURERS - 2.3%
85,000	Ford Motor Co.	1,332,800

	BANKS - 6.3%
23,000	Citigroup, Inc.	1,195,770
17,000	PNC Financial Services Group, Inc.	1,217,880
35,000	US Bancorp	1,227,100
		3,640,750
	CHEMICALS - 2.1%
29,000	Potash Corp. of Saskatchewan, Inc.	1,218,580

	COMMERCIAL SERVICES - 5.4%
95,000	Mac-Gray Corp.	1,334,750
31,000	Paychex, Inc.	1,154,130
125,000	Professional Diversity Network *	613,750
		3,102,630
	DISTRIBUTION/WHOLESALE - 2.0%
83,000	Houston Wire & Cable Co.	1,162,830

	DIVERSIFIED FINANCIAL SERVICES - 2.6%
170,000	Janus Capital Group, Inc.	1,490,900

	ENTERTAINMENT - 2.0%
64,000	International Game Technology	1,144,320

	FOOD - 4.0%
26,000	Campbell Soup Co.	1,113,060
27,500	Unilever PLC	1,155,275
		2,268,335
	HOUSEHOLD PRODUCTS/WARES - 4.3%
110,100	Acme United Corp.	1,398,270
11,000	Kimberly-Clark Corp.	1,065,130
		2,463,400
	MEDIA - 4.0%
52,000	Gannett Co., Inc.	1,118,000
121,000	World Wrestling Entertainment, Inc. - Cl. A	1,178,540
		2,296,540
	MINING - 2.5%
47,000	Freeport-McMoRan Copper & Gold, Inc.	1,459,350

	MISCELLANEOUS MANUFACTURER - 2.6%
63,000	General Electric Co.	1,469,160

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013
Shares		Value

	OIL & GAS - 6.1%
18,500	ConocoPhillips	$ 1,134,790
17,500	Royal Dutch Shell PLC	1,161,475
23,500	Total SA	1,171,475
		3,467,740
	PHARMACEUTICALS - 6.9%
17,000	Abbott Laboratories	623,390
14,000	AbbVie, Inc.	597,660
28,000	Bristol-Myers Squibb Co.	1,288,280
17,000	Johnson & Johnson	1,431,060
		3,940,390
	RETAIL - 3.9%
175,000	Denny's Corp. *	1,055,250
200,000	Wendy's Co.	1,190,000
		2,245,250
	SEMICONDUCTORS - 2.1%
50,000	Intel Corp.	1,214,000

	SOFTWARE - 1.0%
70,000	American Software, Inc.	595,000

	TELECOMMUNICATIONS - 16.9%
145,000	Alteva	1,380,400
32,000	AT&T, Inc.	1,119,680
65,000	Consolidated Communications Holdings, Inc.	1,106,300
80,000	Corning, Inc.	1,229,600
340,000	Nokia OYJ *	1,169,600
100,000	Polycom, Inc. *	1,133,000
37,000	Singapore Telecommunications Ltd.	1,104,080
50,000	Vodafone Group PLC	1,448,000
		9,690,660
	TOYS/GAMES/HOBBIES - 2.5%
150,000	LeapFrog Enterprises, Inc. - Cl. A *	1,435,500

	TRANSPORTATION - 2.0%
46,000	CSX Corp.	1,159,660

	TOTAL COMMON STOCK (Cost - $42,165,742)	48,086,115

	PREFERRED STOCK - 2.0%
	INVESTMENT COMPANIES - 1.1%
24,000	Saratoga Investment Corp. *	603,600

	TRUCKING & LEASING - 0.9%
5,000	General Finance Corp. *	512,600

	TOTAL PREFERRED STOCK (Cost - $1,100,040)	1,116,200

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013
Par Value		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 9.1%
	BANKS - 0.9%
$ 500,000	Citigroup, Inc. **	5.950	12/29/2049	$ 522,500

	COMMERCIAL SERVICES - 1.8%
450,000	Deluxe Corp.	5.125	10/1/2014	464,625
550,000	RR Donnelley & Sons Co.	6.125	1/15/2017	587,125
				1,051,750
	DIVERSIFIED FINANCIAL SERVICES - 1.7%
425,000	Ford Motor Credit Co. LLC	8.700	10/1/2014	465,392
400,000	Jefferies Group LLC	8.500	7/15/2019	506,000
				971,392
	FOOD - 2.0%
550,000	Dean Foods Co.	9.750	12/15/2018	635,937
500,000	Ingles Markets, Inc.	8.875	5/15/2017	524,375
				1,160,312
	LEISURE TIME - 0.8%
460,000	Royal Caribbean Cruises Ltd.	7.000	6/15/2013	460,000

	MINING - 1.0%
675,000	Molycorp, Inc.	6.000	9/1/2017	554,344

	TELECOMMUNICATIONS - 0.9%
503,000	ITC Deltacom, Inc.	10.500	4/1/2016	531,772

	TOTAL CORPORATE BONDS (Cost - $5,115,085)			5,252,070

Shares	SHORT-TERM INVESTMENTS - 3.7%
	MONEY MARKET FUND - 3.7%
2,143,230	HighMark 100% US Treasury Money Market Fund, 0.00% ***
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,143,230)			2,143,230

	TOTAL INVESTMENTS - 98.5% (Cost - $50,524,097) (a)			$ 56,597,615
	OTHER ASSETS AND LIABILITIES - NET - 1.5%			837,747
	NET ASSETS - 100.0%			$ 57,435,362

__________
* Non-income producing security.
** Variable rate security - interest rate subject to periodic change.
*** Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2013.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $ 49,979,080 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 7,317,629
		Unrealized depreciation:		(699,094)
		Net unrealized appreciation:		$ 6,618,535

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2013
Shares	Value

TOTAL INVESTMENTS - 0.0% (Cost - $ 0)	$ -
OTHER ASSETS AND LIABILITIES - NET - 100.0%	1,000
NET ASSETS - 100.0%	$ 1,000

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2013
Shares	Value

TOTAL INVESTMENTS - 0.0% (Cost - $ 0)	$ -
OTHER ASSETS AND LIABILITIES - NET - 100.0%	1,000
NET ASSETS - 100.0%	$ 1,000

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2013
Assets:	North Star Opportunity Fund		North Star Micro Cap Fund (a)		North Star Dividend Fund (a)
Investments in Securities at Value
(Identified cost $50,524,097, $0, $0)	$ 56,597,615		$ -		$ -
Dividends and Interest Receivable	216,382		-		-
Receivable for Securities Sold	620,752		-		-
Receivable for Fund Shares Sold	81,200		1,000		1,000
Prepaid Expenses and Other Assets	21,396		-		-
Total Assets	57,537,345		1,000		1,000

Liabilities:
Payable for Fund Shares Redeemed	38,018		-		-
Investment Advisory Fees Payable	48,709		-		-
Fees Payable to Other Affiliates	2,261		-		-
Accrued Expenses and Other Liabilities	12,995		-		-
Total Liabilities	101,983		-		-

Net Assets	$ 57,435,362		$ 1,000		$ 1,000

Composition of Net Assets:
At May 31, 2013, Net Assets consisted of:
Paid-in-Capital	$ 48,755,862		$ 1,000		$ 1,000
Undistributed Net Investment Income	35,814
Accumulated Net Realized Gain from
Security Transactions	2,570,168		-		-
Net Unrealized Appreciation of Investments	6,073,518		-		-
Net Assets	$ 57,435,362		$ 1,000		$ 1,000

Net Asset Value Per Share:
Class I Shares:
Net Assets	$ 57,435,349		$ 1,000		$ 1,000
Shares of Beneficial Interest Outstanding
($0 par value, unlimited shares authorized)	4,647,615		41		63
Net Asset Value (Net Assets/Shares Outstanding),
Offering Price and Redemption Price Per Share*	$ 12.36		$ 24.19	**	$ 15.83	**
Class A Shares:
Net Assets	$ 13
Shares of Beneficial Interest Outstanding
($0 par value, unlimited shares authorized)	1
Net Asset Value (Net Assets/Shares Outstanding) and
Redemption Price Per Share*	$ 12.36	**
Maximum Offering Price Per Share
(Maximum Sales Charge of 5.75%)	$ 13.11
___________
* The Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.
** NAV may not recalculate due to rounding of shares.
(a)	The North Star Micro Cap Fund and the North Star Dividend Fund commenced operations on May 31, 2013.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended May 31, 2013
	North Star Opportunity Fund (a)	North Star Micro Cap Fund (b)	North Star Dividend Fund (b)
Investment Income
Dividends (net of $16,888, $0, $,0
foreign taxes withheld)	$ 818,457	$ -	$ -
Interest	170,947	-	-
Total Investment Income	989,404	-	-

Expenses
Investment Advisory Fees	253,789	-	-
Administrative Service Fees	31,429	-	-
Accounting Service Fees	16,716	-	-
Transfer Agent Fees	16,126	-	-
Legal Fees	10,362	-	-
Chief Compliance Officer Fees	7,976	-	-
Audit Fee	7,506	-	-
Registration Fees	6,812	-	-
Trustees' Fees and Expenses	3,521	-	-
Custodian Fees	3,211	-	-
Insurance Expense	1,995	-	-
Printing Expense	1,455	-	-
Other Expenses	4,245	-	-
Total Expenses	365,143	-	-

Plus: Recaptured Fees Waived/Expenses Reimbursed	17,192	-	-

Net Expenses	382,335	-	-

Net Investment Income	607,069	-	-

Net Realized and Unrealized Gain on Investments
Net Realized Gain on Investments	2,664,257	-	-
Net Change in Unrealized Appreciation (Depreciation)
on Investments	3,653,032	-	-
Net Realized and Unrealized Gain on Investments	6,317,289	-	-

Net Increase in Net Assets Resulting From Operations	$ 6,924,358	$ -	$ -

(a)	The North Star Opportunity Fund commenced operations on December 15, 2011.
(b)	The North Star Micro Cap Fund and the North Star Dividend Fund commenced operations on May 31, 2013.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star Opportunity Fund (a)
	For the Six Months	For the Period
	Ended	Ended
	May 31, 2013	November 30, 2012
	(Unaudited)
Operations
Net Investment Income	$ 607,069	$ 862,031
Net Realized Gain on Investments	2,664,257	817,038
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,653,032	2,420,486
Net Increase in Net Assets Resulting From Operations	6,924,358	4,099,555

Distributions to Shareholders From:
Net Investment Income	(608,735)	(862,997)
Net Realized Gains on Investments	(787,410)	-
Total Distributions to Shareholders	(1,396,145)	(862,997)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (627,265 and 3,952,515 shares, respectively)	7,261,175	40,645,298
Distributions Reinvested (118,027 and 72,432 shares, respectively)	1,318,687	772,303
Cost of Shares Redeemed (20,668 and 101,956 shares, respectively)	(244,234)	(1,082,649)
Redemption Fee Proceeds	-	1
Total Class I Shares	8,335,628	40,334,953

Class A Shares:
Proceeds from Shares Sold (0 and 1 share, respectively)	-	10
Total Class A Shares	-	10

Net Increase in Net Assets From Shares of Beneficial Interest	8,335,628	40,334,963

Total Increase in Net Assets	13,863,841	43,571,521

Net Assets
Beginning of Period	43,571,521	-
End of Period *	$ 57,435,362	$ 43,571,521

* Includes Undistributed Net Investment Income of:	$ 35,814	$ 37,480

(a)	The North Star Opportunity Fund commenced operations on December 15, 2011.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star Micro Cap Fund (a)	North Star Dividend Fund (a)
	For the Period	For the Period
	Ended	Ended
	May 31, 2013	May 31, 2013
	(Unaudited)	(Unaudited)
Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (41, 63 shares, respectively)	$ 1,000	$ 1,000

Net Increase in Net Assets From Shares of Beneficial Interest	1,000	1,000

Total Increase in Net Assets	1,000	1,000

Net Assets
Beginning of Period	-	-
End of Period *	$ 1,000	$ 1,000

* Includes Undistributed Net Investment Income of:	$ -	$ -

(a)	The North Star Micro Cap Fund and The North Star Dividend Fund commenced operations on May 31, 2013.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

		North Star Opportunity Fund (a)
		Class I			Class A
		For the Six Months	For the Period		For the Six Months		For the Period
		Ended	Ended		Ended		Ended
		May 31, 2013	November 30, 2012		May 31, 2013		November 30, 2012
		(Unaudited)			(Unaudited)

Net Asset Value, Beginning of Period		$ 11.11	$ 10.00		$ 11.11		$ 10.00
	Activity From Investment Operations:
	Net investment income (b)	0.14	0.26		0.14		0.26
	Net gain from securities
	(both realized and unrealized) (c)	1.45	1.10		1.45		1.10
	Total from operations	1.59	1.36		1.59		1.36

	Less Distributions From:
	Net investment income	(0.14)	(0.25)		(0.14)		(0.25)
	Net realized gains on investments	(0.20)	-		(0.20)		-
	Total Distributions	(0.34)	(0.25)		(0.34)		(0.25)

	Redemption Fees	-	0.00	(d)	-		-
Net Asset Value, End of Period		$ 12.36	$ 11.11		$ 12.36		$ 11.11

Total Return (e,f)		14.67%	13.69%		14.67%		13.69%

Ratios/Supplemental Data
	Net assets, end of period (in 000's)	$ 57,435	$ 43,572		$ 13	(i)	$ 11	(i)
	Ratio to average net assets:
	Expenses, Gross (g,h)	1.44%	1.79%		1.69%		2.04%
	Expenses, Net of
	waiver or recapture (g)	1.50%	1.74%		1.99%		1.99%
	Net investment income (g)	2.39%	2.56%		2.14%		2.29%
	Portfolio turnover rate (f)	39%	59%		39%		59%
__________
(a)	The North Star Opportunity Fund commenced operations on December 15, 2011.
(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)

The amount of net gains from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the sales and repurchases of Fund shares  in relation to fluctuating market value of the investments of the Fund.

(d)	Less than $0.01 per share.
(e)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of the expenses, total returns would have been lower for the period ended November 30, 2012.

(f)	Not annualized.
(g)	Annualized.
(h)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(i)	Actual net assets not truncated.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Micro Cap Fund (a)	North Star Dividend Fund (a)
	Class I	Class I
	For the Period	For the Period
	Ended	Ended
	May 31, 2013	May 31, 2013
	(Unaudited)	(Unaudited)

Net Asset Value, Beginning of Period	$ 24.19	$ 15.83
Activity From Investment Operations:
Net investment income (b)	-	-

Net Asset Value, End of Period	$ 24.19	$ 15.83

Total Return (c,d)	0.00%	0.00%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1	$ 1
Ratio to average net assets:
Expenses, Gross (e,f)	1.74%	1.74%
Expenses, Net (f)	0.00%	0.00%
Net investment income (e)	0.00%	0.00%
Portfolio turnover rate (d)	0%	0%
__________
(a)	The North Star Micro Cap Fund and the North Star Dividend Fund commenced operations on May 31, 2013.
(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(d) Not annualized.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(f) Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2013

 1.

ORGANIZATION

Each of the North Star Micro Cap Fund, the North Star Dividend Fund, and the North Star Opportunity Fund (each a “Fund,” and together the “Funds”) is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company.  The investment objective of the North Star Micro Cap Fund is capital appreciation and, secondarily, to derive income from short term liquid securities, the primary investment objective of the North Star Dividend Fund is to generate dividend income and the secondary objective is to seek capital appreciation and the investment objective of the North Star Opportunity Fund is to seek long-term capital appreciation.

The North Star Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Micro Cap Fund”), which transferred its assets to the North Star Micro Cap Fund in connection with the North Star Micro Cap Fund’s commencement of operations.  The North Star Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Dividend Fund”), which transferred its assets to the North Star Dividend Fund in connection with the North Star Dividend Fund’s commencement of operations.  The North Star Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor North Star Opportunity Fund”), which transferred its assets to the Fund in connection with the North Star Opportunity Fund’s commencement of operations. The Predecessor Funds were managed by the same adviser who currently manages the Funds, and have substantially similar investment objectives and strategies to those of the Funds.

The North Star Micro Cap Fund and the North Star Dividend Fund currently offers Class I shares.  The North Star Opportunity Fund currently offers Class I and Class A shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Class I shares are offered at net asset value.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.  All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Investments in open-end investment companies are valued at net asset value.

North Star Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2013

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that

North Star Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2013

are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of May 31, 2013 for the Fund’s assets measured at fair value:

North Star Opportunity Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 48,086,115	$ -	$ -	$ 48,086,115
Preferred Stock	1,116,200	-	-	1,116,200
Corporate Bonds	-	5,252,070	-	5,252,070
Short-Term Investments	2,143,230	-	-	2,143,230
Total	$ 51,345,545	$ 5,252,070	$ -	$ 56,597,615

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 &

Level 2 during the period.  It is the Fund’s policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2012 tax return. Each Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State and foreign jurisdictions where the Fund may make significant investments.   However, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

North Star Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2013

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund

Income Dividends

   Capital Gains

North Star Micro Cap Fund

Annually

   Annually

North Star Dividend Fund

Monthly

   Annually

North Star Opportunity Fund

Quarterly

   Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds.  North Star Investment Management Corp. serves as the Funds’ Investment Adviser (the “Adviser”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.

Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.00% of the average daily net assets of each Fund.  For the six months ended May 31, 2013, the Adviser earned advisory fees of $253,789 for the North Star Opportunity Fund.

The Adviser has contractually agreed, at least until April 30, 2014, to waive all or part of its management fees and/or make payments to limit Funds expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) so that the total annual operating expenses of the Fund do not exceed 1.74% of the North Star Micro Cap Fund’s average net assets for Class I shares, 1.74% of the North Star Dividend Fund’s average net assets for Class I shares and 1.99% and 1.74% of the North Star Opportunity Fund’s average net assets, for Class A and Class I shares, respectively.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.74% of the North Star Micro Cap Fund’s average daily net assets for Class I shares, 1.74% of the North Star Dividend Fund’s average daily net assets for Class I shares and 1.74% and 1.99% of the North Star Opportunity Fund’s average daily net assets attributable to Class I and Class A shares, respectively, the Adviser shall be entitled to recapture by the Funds for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.74% of the North Star Micro Cap Fund’s average daily net assets for Class I shares, 1.74% of the North Star Dividend Fund’s average daily net assets for Class I shares and 1.74% and 1.99% of the North Star Opportunity Fund’s average daily net assets for Class I and Class A shares, respectively. If Fund Operating Expenses attributable to subsequently exceed 1.74% of the North Star Micro Cap Fund’s Class I shares, 1.74% of the North Star Dividend Fund’s Class I shares  and 1.74% and 1.99% of the North Star Opportunity Fund’s Class I and Class A shares respectively per annum of the average daily net assets, the reimbursements shall be suspended.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.  For the six months ended May 31, 2013, the Adviser recaptured $17,192 for prior period expense reimbursements/waivers for the North Star Opportunity Fund.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the North Star Opportunity Fund, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund is permitted to pay 0.25% per year of its average daily net assets of Class A shares for such distribution and shareholder service activities.  For the six months ended May 31, 2013, the North Star Opportunity Fund Class A shares incurred $0 in distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous offering of each Fund’s shares.  For the six months ended May 31, 2013, the Distributor did not receive any underwriting commissions for sales of the North Star Opportunity Fund’s Class A shares.

During the six months ended May 31, 2013, North Star Investment Services, Inc., a registered broker/dealer and an affiliate of the Funds executed trades on behalf of the North Star Opportunity Fund.  These trades were cleared through National Financial Services, LLC and North Star Investment Services, Inc., received $80,330 in trade commissions.

Trustees - Each Trustee who is not an interested person of the Trust or Adviser will receive a quarterly fee of $4,000, allocated to all Funds in the trust, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the beginning of each calendar quarter. The Audit Committee Chairman receives a $4,000 additional annual fee.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Funds paid GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Funds.

North Star Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2013

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended May 31, 2013 were as follows:

Fund

 Purchases

        Sales

North Star Micro Cap Fund

$

-

$

-

North Star Dividend Fund

-

-

North Star Opportunity Fund

25,742,561

18,750,986

5.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act.  As of May 31, 2013, beneficial ownership of more than 25% is as follows:

Fund

 eneficial Owner

           % of Outstanding Shares

North Star Micro Cap Fund

Peter Gottlieb

100%

North Star Dividend Fund

Peter Gottlieb

100%

6.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended November 30, 2012 for the North Star Opportunity Fund were as follows:

Fiscal Year Ended November 30, 2012
Ordinary	Long-Term
Income	Capital Gain	Total
$ 862,997	$ -	$ 862,997

As of November 30, 2012, the components of accumulated earnings/(deficit) on a tax basis for the North Star Opportunity Fund were as follows:

Undistributed	Undistributed	Capital Loss	Post October		Unrealized	Total
Ordinary	Long-Term	Carry	& Late Year	Other Book /	Appreciation/	Accumulated
Income	Gains	Forwards	Losses	Tax Differences	(Depreciation)	Earnings/(Deficits)
$ 369,920	$ 341,457	$ -	$ -	$ (525,593)	$ 2,965,503	$ 3,151,287

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income and accumulated net realized gain from security transactions is primarily attributable to the tax deferral of losses on wash sales and adjustments for real estate investment trusts.

Other book/tax differences relate to the difference between book and tax cost basis of securities transferred by the Predecessor fund in connection with the Fund’s commencement of operations.

North Star Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2013

Permanent book and tax differences, primarily attributable to non-deductible expenses, adjustments for tax gain/loss due to the North Star Opportunity Fund’s conversion from a limited partnership, and adjustments for real estate investment trusts and partnerships, resulted in reclassification for the period ended November 30, 2012 as follows:

Accumulated Net Realized
Paid in	Undistributed Net	Gain/(Loss) from
Capital	Investment Income	Security Transactions
$ 85,271	$ 38,446	$ (123,717)

7.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

8.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

North Star Funds

EXPENSE EXAMPLE (Unaudited)

May 31, 2013

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Fund’s Annualized
Actual	12/1/2012	5/31/2013	12/1/12 – 5/31/13*	Expense Ratio
North Star Opportunity Fund
Class I	$ 1,000.00	$ 1,146.74	$ 8.03	1.50%
Class A	$ 1,000.00	$ 1,146.74	$ 10.65	1.99%

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Fund’s Annualized
Actual	5/31/2013	5/31/2013	5/31/13 – 5/31/13**	Expense Ratio
North Star Micro Cap Fund
Class I	$ 1,000.00	$ 1,000.00	$ 0.05	1.74%
North Star Dividend Fund
Class I	$ 1,000.00	$ 1,000.00	$ 0.05	1.74%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

** Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (1) divided by the number of days in the fiscal year (365).  The North Star Micro Cap Fund and the North Star Dividend Fund started operations on 5/31/13 and have no expenses paid during the period.

North Star Funds

EXPENSE EXAMPLE (Unaudited) (Continued)

May 31, 2013

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period		Fund’s Annualized
(5% return before expenses)	12/1/2012	5/31/2013	12/1/12 – 5/31/13		Expense Ratio
North Star Opportunity Fund
Class I	$ 1,000.00	$ 1,017.45	$ 7.54	*	1.50%
Class A	$ 1,000.00	$ 1,015.01	$ 10.00	*	1.99%
North Star Micro Cap Fund
Class I	$ 1,000.00	$ 1,016.26	$ 8.75	**	1.74%
North Star Dividend Fund
Class I	$ 1,000.00	$ 1,016.26	$ 8.75	**	1.74%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

** Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).  The North Star Micro Cap Fund and the North Star Dividend Fund started operations on 5/31/13 and have no expenses paid during the period.

North Star Funds

Additional Information (Unaudited)

May 31, 2013

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on August 11, 2011, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the North Star Opportunity Fund  (the “Fund”) and North Star Investment Management Corporation (“North Star”).

In advance of the August 11, 2011, meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund.  The materials also included due diligence materials relating to North Star (including due diligence questionnaires completed by North Star, North Star’s Forms ADV, select financial information of North Star, bibliographic information regarding North Star’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of the information provided by North Star, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Fund.  The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Investment Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.  In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by North Star related to the proposed Investment Advisory Agreement with the Trust, including North Star’s ADV, a description of the manner in which investment decisions will be made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that would be primarily responsible for monitoring and executing the investment process.  The Board discussed the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed the capitalization of North Star based on information provided by and representations made by North Star and concluded that North Star was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund.

The Board concluded that North Star had the ability to provide a level of service consistent with the Board’s expectations.

Performance.   The Board considered North Star’s past performance as well as other factors relating to North Star’s track record.  The Trustees reviewed the performance of North Star’s composite track record for its proposed strategy as compared with a broad based index, noting that performance was acceptable.  The Board concluded that North Star was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by North Star, the Board reviewed and discussed a comparison of each fund’s management fee and overall expense ratio to a peer group of funds constructed by North Star with similar investment objectives and strategies. The Board reviewed the contractual arrangements for the Fund, which stated that North Star had agreed to waive or limit its management fee and/or reimburse expenses at least until March 31, 2013, to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.74%, and 1.99%, of the Fund’s average net assets, for Class I and Class A shares, respectively, and found such arrangements to be beneficial to shareholders.  The Board concluded that, based on the experience and expertise of the

North Star Funds

Additional Information (Unaudited) (Continued)

May 31, 2013

personnel of North Star and the services to be provided to the Fund by North Star, the fees to be charged by North Star were reasonable.  The Board concluded that the advisory fees and expense cap for the Fund were fair and reasonable.

Profitability.   The Board also considered the level of profits that could be expected to accrue to North Star with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of North Star provided by North Star.  With respect to North Star, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from North Star’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed the current size of the Fund, North Star’s expectations for growth of the Fund.   The Board noted that the start-up phase of a fund may be too soon to properly evaluate all of the economies and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from North Star as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

North Star Funds

Additional Information (Unaudited) (Continued)

May 31, 2013

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 22, 2013, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the North Star Dividend Fund (the “Dividend Fund”) and the North Star Micro Cap Fund (the “Micro Cap Fund,” together with the Dividend Fund, the “Funds”) and North Star Investment Management Corp. (“North Star”).

In advance of the January 22, 2013, meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Funds.  The materials also included due diligence materials relating to North Star (including due diligence questionnaires completed by North Star, North Star’s Forms ADV, select financial information of North Star, bibliographic information regarding North Star’s key management and investment advisory personnel, and comparative fee information relating to the Funds) and other pertinent information.  Based on their evaluation of the information provided by North Star, in conjunction with the Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Funds.  The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Investment Advisory Agreement with respect to the Funds and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.  In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services.  The Board considered that North Star is proposing to reorganize two hedge funds, the Kuby Gottlieb Special Value Fund, L.P. (the “Micro Cap Predecessor Fund”) and the North Star Dividend Fund, L.P. (the “Dividend Predecessor Fund,” together with the Micro Cap Predecessor Fund, the “Predecessor Funds”) into the Micro Cap Fund and the Dividend Fund, respectively (the “Reorganizations.”)  North Star provided the Board with information regarding each Predecessor Fund and stated that following the Reorganizations, the investment objective and strategies of each Fund would be substantially identical to that of the corresponding Predecessor Fund. The Board reviewed materials provided by North Star relating to North Star’s proposed Investment Advisory Agreement with the Trust, including a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for each Fund, including the team of individuals that would primarily monitor and execute the investment process.  The Board then discussed the extent of North Star’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered North Star’s specific responsibilities in all aspects of the day-to-day management of the Funds.  Additionally, the Board received satisfactory responses from the representatives of North Star with respect to a series of important questions, including: whether North Star is involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Funds; and whether North Star has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the descriptions provided by North Star of its practices for monitoring compliance with the Funds’ investment limitations, noting that North Star’s CCO periodically reviews the portfolio managers’ performance of their duties with respect to the Funds to ensure compliance under North Star’s compliance program.  The Board then reviewed the capitalization of North Star based on information provided by and representations made by North Star and concluded that North Star was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Funds.

The Board concluded that North Star had the ability to provide a level of service consistent with the Board’s expectations.

North Star Funds

Additional Information (Unaudited)

May 31, 2013

Performance.   The Board considered North Star’s past performance as well as other factors relating to North Star’s track record.  Noting the proposed reorganization of the Micro Cap Predecessor Fund and the Dividend Predecessor Fund with and into the Micro Cap Fund and Dividend Fund, respectively, the Trustees then reviewed the performance of each of the Predecessor Funds, noting that performance was acceptable.  The Board concluded that North Star was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by North Star, the Board reviewed and discussed a comparison of each Fund’s management fee and overall expense ratio to a peer group of funds constructed by North Star with similar investment objectives and strategies and of a similar size. The Board also considered any fall-out benefits likely to accrue to North Star or their affiliates from their respective relationship with the Funds.  The Board reviewed the contractual arrangements for each Fund, including the proposed expense limitation agreement (“Expense Limitation Agreement”) pursuant to which North Star had agreed to waive or limit its management fee and/or reimburse expenses, and to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 2.00%, 2.25%, and 1.75% of each Fund’s average net assets, for Class A, Class R and Class I shares, respectively, at least until March 31, 2014 and found such arrangements to be beneficial to shareholders.  With respect to each Fund, the Board noted that North Star proposed to charge an advisory fee at an annual rate of 1.00% based on the average net assets the Fund.  The Board concluded that, based on North Star’s experience and expertise, and the services to be provided by North Star to the Funds, the advisory fees to be charged by North Star were reasonable.

Profitability.   The Board also considered the level of profits that could be expected to accrue to North Star with respect to the Funds based on break even and profitability reports and analyses reviewed by the Board and the selected financial information provided by North Star.  With respect to North Star, the Trustees concluded that based on the services provided and the projected growth of each Fund, the fees were reasonable and that anticipated profits from North Star’s relationship with the Funds were not excessive.

Economies of Scale. As to the extent to which each Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed North Star’s expectations for growth of the Funds and the current size of the Predecessor Funds.   After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from North Star as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that (a) the terms of the Investment Advisory Agreement are reasonable; (b) the investment advisory fees are reasonable; and (c) the Investment Advisory Agreement is in the best interests of each Fund and its shareholders.

Subsequent Events:

At a special meeting of the Board held on March 12, 2013, the Trustees reviewed and discussed the revised Expense Limitation Agreement with amendments as proposed at the special meeting (“Amended Expense Limitation Agreement”), pursuant to which North Star had agreed to further waive or limit its management fee and/or reimburse expenses, and to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.99%, 2.24% and 1.74% of each Fund’s Class A, Class R and Class I shares, respectively, at least until March 31, 2014 and found such arrangements to be beneficial to shareholders.

Privacy Policy

                                               Rev. October 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-312-580-0900 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-312-580-0900.

Investment Adviser

North Star Investment Management Corp.

20 N. Wacker Drive #1416

Chicago, IL 60606

Administrator

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/Kevin E. Wolf

        Kevin E. Wolf, President

Date

7/31/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

        Kevin E. Wolf, President

Date

7/31/13

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

7/31/13